MUTUALS.com

Statement of Additional Information Supplement

Dated February 13, 2004

Vice Fund

This Supplement updates certain information contained in the currently effective statement of additional information for the above-referenced fund (the “Fund”).

Effective immediately, the table under “Management of the Fund – Board of Trustees” is deleted and replaced with the following:

Name, Address and Age	Position with the Trust	Term of Office and Length of Service	Principal Occupation During Past 5 Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees:
Dr. Michael D. Akers Straz Hall, 481 606 N. 13th Street Milwaukee, WI 53201 Age: 48	Trustee	Indefinite Term; Since 2001	Associate Professor of Accounting, Marquette University (1996-present)	5	Independent Trustee, Zodiac Trust (an open-end investment company)
Gary A. Drska 6744 S. Howell Ave. Oak Creek, WI 53154 Age: 46	Trustee	Indefinite Term; Since 2001	Captain, Midwest Airlines (Airline Company) (2000- present); Director-Flight Standards & Training (July 1990-December 1999)	5	Independent Trustee, Zodiac Trust (an open-end investment company)
Interested Trustees* and Principal Officers:
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 41	Trustee, Chairman	Indefinite Term; Since 2001	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994-present)	5	Trustee, Zodiac Trust (an open-end investment company)
Dan S. Ahrens 700 N. Pearl Street LB #373 Dallas, TX 75201 Age: 38	President and Treasurer	Indefinite Term; Since 2001	Vice President, MUTUALS.com, Inc. (1999-present)	5	N/A
Eric W. Falkeis 615 E. Michigan Street Milwaukee, WI 53202 Age: 29	Vice President	Indefinite Term; Since 2001	Vice President, U.S. Bancorp Fund Services, LLC (2001-present); Assistance Vice President, U.S. Bancorp Fund Services, LLC (1997-2001)	5	N/A
Elaine E. Richards 615 E. Michigan Street Milwaukee, WI 53202 Age: 35	Secretary	Indefinite Term; Since 2001	Vice President, U.S. Bancorp Fund Services, LLC (1998-present)	5	N/A

Please file this Statement of Additional Information Supplement with your records.